SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities
SECURITIES

The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2013 and 2012 are as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$54,228	$485	$(168)	$54,545
Government-sponsored enterprises	26,551	134	(393)	26,292
Mortgage-backed securities:(1)
Agency - residential	77,037	889	(1,809)	76,117
Non-agency - residential	530	26	(2)	554
Corporate debt securities	3,708	90	—	3,798
Collateralized debt obligations	1,210	—	(19)	1,191
Obligations of state and political subdivisions	4,063	141	(81)	4,123
Tax-exempt securities	3,841	—	(266)	3,575
Foreign government securities	25	—	—	25
Total available for sale securities	$171,193	$1,765	$(2,738)	$170,220

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2012
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$55,027	$1,255	$(23)	$56,259
Government-sponsored enterprises	23,388	579	—	23,967
Mortgage-backed securities:(2)
Agency - residential	69,399	2,211	(66)	71,544
Non-agency - residential	4,784	52	(124)	4,712
Non-agency - HELOC	2,555	—	(78)	2,477
Corporate debt securities	7,555	188	(49)	7,694
Collateralized debt obligations	5,993	—	(1,597)	4,396
Obligations of state and political subdivisions	5,152	262	—	5,414
Foreign government securities	50	—	—	50
Total available for sale securities	$173,903	$4,547	$(1,937)	$176,513

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2013 and 2012, U.S. government and agency obligations and government-sponsored enterprise securities with an amortized cost of $6.0 million and $4.5 million, respectively, and a fair value of $6.0 million and $4.6 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2013 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$5,783	$5,875
After 1 but within 5 years	27,381	27,498
After 5 but within 10 years	18,259	18,095
After 10 years	42,203	42,081
	93,626	93,549
Mortgage-backed securities	77,567	76,671
Total debt securities	$171,193	$170,220

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Gross gains on sales	$626	$798	$589
Gross losses on sales	(1,781)	(525)	(103)
Net (loss) gain on sale of securities	$(1,155)	$273	$486

The tax provision (benefit) applicable to the above net realized gains (losses) amounted to $(393,000), $93,000 and $165,000 for the years ended December 31, 2013, 2012 and 2011, respectively.  Proceeds from the sale of available for sale securities totaled $26.1 million, $44.0 million and $36.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2013:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,921	$142	$883	$26	$22,804	$168
Government-sponsored enterprises	12,376	393	—	—	12,376	393
Mortgage-backed securities:
Agency - residential	38,119	1,772	2,686	37	40,805	1,809
Non-agency - residential	169	2	—	—	169	2
Collateralized debt obligations	—	—	1,191	19	1,191	19
Obligations of state and political subdivisions	1,187	81	—	—	1,187	81
Tax-exempt securities	3,575	266	—	—	3,575	266
Total	$77,347	$2,656	$4,760	$82	$82,107	$2,738

	Less Than 12 Months		12 Months Or More		Total
December 31, 2012:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$—	$—	$1,367	$23	$1,367	$23
Mortgage-backed securities:
Agency - residential	6,923	37	1,404	29	8,327	66
Non-agency - residential	1,926	8	1,417	116	3,343	124
Non-agency - HELOC	—	—	2,477	78	2,477	78
Corporate debt securities	—	—	946	49	946	49
Collateralized debt obligations	—	—	4,396	1,597	4,396	1,597
Total	$8,849	$45	$12,007	$1,892	$20,856	$1,937

For debt securities with OTTI losses, the Company estimated the portion of loss attributable to credit using a discounted cash flow model in accordance with applicable guidance.  Significant inputs for the non-agency mortgage-backed securities included the estimated cash flows of the underlying collateral based on key assumptions, such as default rate, loss severity and prepayment rate.  Assumptions used can vary widely from loan to loan, and are influenced by such factors as loan interest rate, geographical location of the borrower, borrower characteristics and collateral type.  Significant inputs for the collateralized debt obligations included estimated cash flows and prospective deferrals, defaults and recoveries based on the underlying seniority status and subordination structure of the pooled trust preferred debt tranche at the time of measurement.  Prospective deferral, default and recovery estimates affecting projected cash flows were based on an analysis of the underlying financial condition of the individual issuers, with consideration of the account’s capital adequacy, credit quality, lending concentrations and other factors.  All cash flow estimates were based on the securities’ tranche structure and contractual rate and maturity terms.  The Company utilized the services of an independent third-party valuation firm to obtain information about the structure in order to determine how the underlying collateral cash flows will be distributed to each security issued from the structure.  The present value of the expected cash flows was compared to the Company’s holdings to determine the credit-related impairment loss, if any.
To the extent that continued changes in interest rates, credit movements and other factors that influence fair value of investments occur, the Company may be required to record additional impairment charges for OTTI in future periods.

At December 31, 2013, forty-one debt securities with gross unrealized losses had aggregate depreciation of approximately 3.2% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s mortgage-backed securities.  For the years ended December 31, 2013, 2012 and 2011, the Company recognized $8,000, $123,000 and $148,000, respectively, of net impairment charges on investments deemed other-than-temporarily impaired. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2013.

U.S. Government and Agency Obligations.  The unrealized losses on the Company’s U.S. Government and agency obligations related primarily to a widening of the rate spread to comparable treasury securities.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these securities and it is not more likely than not the Company will be required to sell the securities before their anticipated recovery, which may be at maturity, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2013.

Mortgage-backed Securities - Agency - Residential. The unrealized losses on the Company’s agency–residential mortgage-backed securities were caused by increases in the rate spread to comparable treasury securities. The Company does not expect these securities to settle at a price less than the amortized cost basis of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before the recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Collateralized Debt Obligations.  The unrealized losses on the Company’s collateralized debt obligations relate to one investment in a pooled trust preferred security (“PTPS”).  The PTPS market has stabilized at depressed market values as a result of market saturation.  Transactions for PTPS have been limited and have occurred primarily as a result of distressed or forced liquidation sales. The securities were widely held by hedge funds and European banks and used to offset interest rate exposure tied to LIBOR. As the positions have unwound, an excess supply of these securities have saturated the market.

Management evaluated current credit ratings, credit support and stress testing for future defaults related to the Company’s PTPS.  Management also reviewed analytics provided by the trustee and independent OTTI reviews and associated cash flow analyses performed by an independent third party.  The unrealized losses on the Company’s PTPS investment were caused by a lack of liquidity, credit downgrades and decreasing credit support.  The increased number of bank and insurance company failures has decreased the level of credit support for this investment.  A number of lower tranches have foregone payments or have received payment in kind through increased principal allocations.  However, the number of deferring securities has been decreasing and a number of reinstatements have occurred recently. The Company's PTPS was upgraded to investment grade and based on its senior credit profile, management does not believe this investment will suffer from any further credit-related losses.  Because the Company does not intend to sell the investment and it is not more likely than not the Company will be required to sell the investment before recovery of its amortized cost basis, which may be at maturity, the Company did not record impairment losses as of December 31, 2013.

The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$259	$1,207	$1,093
Amounts related to credit losses for which OTTI losses were not previously recognized	8	—	148
Additional credit losses for which OTTI losses were previously recognized	—	123	—
Reduction for permanent loss in value of securities during the period	—	(1,071)	—
Reduction for securities sold during the period (realized)	(267)	—	(34)
Balance at end of year	$—	$259	$1,207